Increasing or Decreasing Current Health Care Cost Trend (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2016	May 31, 2015
Postretirement Benefits, U.S. Plans
Assumed Health Care Cost Trend Rates, Effect of One Percentage Point Change [Line Items]
1% Increase in trend rate, accumulated benefit obligation	$ 313	$ 334
1% Increase in trend rate, postretirement cost	11	10
1% Decrease in trend rate, accumulated benefit obligation	(272)	(290)
1% Decrease in trend rate, postretirement cost	(9)	(8)
Postretirement Benefits, Non-U.S. Plans
Assumed Health Care Cost Trend Rates, Effect of One Percentage Point Change [Line Items]
1% Increase in trend rate, accumulated benefit obligation	5,552	6,430
1% Increase in trend rate, postretirement cost	504	675
1% Decrease in trend rate, accumulated benefit obligation	(4,289)	(3,295)
1% Decrease in trend rate, postretirement cost	$ (383)	$ (499)